TRANSAMERICA FUNDS

Supplement to the Currently
Effective Prospectuses

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The following replaces the existing "Legal Proceedings"
disclosure in the "Shareholder Information" section of the
Prospectuses:

Legal Proceedings

On August 27, 2018, Transamerica Asset Management, Inc.
("TAM"), Aegon USA Investment Management, LLC
("AUIM") and Transamerica Capital, Inc. ("TCI") reached a settlement with the Securities and Exchange Commission (the "SEC") that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC's order instituting administrative and cease-and-desist proceedings (the "Order") pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub- adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures.
The tactical funds are Transamerica Dynamic Income
(formerly, Transamerica Tactical Income), Transamerica
Dynamic Allocation (formerly, Transamerica Tactical Rotation) and Transamerica Dynamic Allocation II (formerly,
Transamerica Tactical Allocation, and now reorganized into Transamerica Dynamic Allocation). The asset allocation funds are Transamerica Managed Risk - Conservative ETF VP
(formerly, Transamerica Vanguard ETF Portfolio -
Conservative VP and Transamerica Index 35 VP), Transamerica
Managed Risk - Balanced ETF VP (formerly, Transamerica
Vanguard ETF Portfolio - Balanced VP and Transamerica
Index 50 VP), Transamerica Managed Risk - Growth ETF VP
(formerly, Transamerica Vanguard ETF Portfolio - Growth VP and Transamerica Index 75 VP), Transamerica QS Investors
Active Asset Allocation - Conservative VP (formerly,
Transamerica Aegon Active Asset Allocation - Conservative
VP), Transamerica QS Investors Active Asset Allocation -
Moderate VP (formerly, Transamerica Aegon Active Asset
Allocation - Moderate VP) and Transamerica QS Investors
Active Asset Allocation - Moderate Growth VP (formerly, Transamerica Aegon Active Asset Allocation - Moderate
Growth VP). AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were
censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules.
AUIM agreed to pay civil penalties of $21,000,000,
$24,599,896 in disgorgement and $3,682,195 in prejudgment
interest.    TAM  agreed  to  pay  civil  penalties  of
$10,500,000,  $15,000,000  in  disgorgement  and
$2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties will be deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

In accepting the settlement, the SEC considered the substantial cooperation and remedial efforts of AUIM, TAM and TCI.
In the Order, the SEC acknowledged that, after the start of the SEC staff's investigation but before the settlement, AUIM, TAM and TCI had voluntarily retained an independent compliance consultant to conduct a comprehensive review of certain compliance policies and procedures, internal controls and related procedures, and that AUIM, TAM and TCI had received the consultant's written findings and implemented the consultant's proposed changes. The SEC also acknowledged that, in advance of receiving written findings and recommendations from the independent compliance consultant, AUIM, TAM and TCI had already begun making revisions and improvements to their compliance policies and procedures. The SEC also considered that AUIM, TAM and TCI have retained the independent compliance consultant for further reviews through the completion of the consultant's follow-up review for fiscal year 2019.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

Transamerica Financial Advisors, LLC ("TFA"), which serves as an intermediary for the Transamerica-sponsored mutual funds, also was a party to the settlement. The findings in the Order with respect to TFA are unrelated to the mutual funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC's website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers' judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See "Principal Risks" in the prospectus.

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Investors Should Retain this
Supplement for Future Reference

August 27, 2018



























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Information Classification: Limited Access

Information Classification: Limited Access





Information Classification: Limited Access

Information Classification: Limited Access